Operating Segments (Details) - Schedule of geographical information of Non-current assets - USD ($)	Sep. 30, 2022	Mar. 31, 2022
Operating Segments (Details) - Schedule of geographical information of Non-current assets [Line Items]
Total	$ 563,235	$ 712,459
Hong Kong [Member]
Operating Segments (Details) - Schedule of geographical information of Non-current assets [Line Items]
Total	181,148	281,947
PRC [Member]
Operating Segments (Details) - Schedule of geographical information of Non-current assets [Line Items]
Total	$ 382,087	$ 430,512